Equity (Details) - USD ($) $ / shares in Units, $ in Thousands		3 Months Ended		6 Months Ended	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2022	Sep. 30, 2021	Jun. 30, 2022	Dec. 31, 2021
Class of Stock [Line Items]
Issue price per share					$ 2.49
Gross proceeds		$ 158,202	$ 9,410		$ 9,678
Common Stock
Class of Stock [Line Items]
Shares issued		14,388,000	3,905,324		4,015,990
Gross proceeds		$ 2
Central Arizona Resources [Member] | Common Stock
Class of Stock [Line Items]
Shares issued	945,626
IPO
Class of Stock [Line Items]
Shares issued				14,388,000
Reduction in paid in capital	$ 11,100
IPO | Common Stock
Class of Stock [Line Items]
Shares issued	14,388,000
Issue price per share	$ 11.75	$ 11.75		$ 11.75
Gross proceeds	$ 169,100
Series 1 Convertible Notes | Common Stock
Class of Stock [Line Items]
Convertible notes including accrued interest	$ 50,900
Shares converted	5,419,923
Conversion price for stock to be converted	$ 9.39	9.39		9.39
Series 2 Convertible Notes | Common Stock
Class of Stock [Line Items]
Convertible notes including accrued interest	$ 86,800
Shares converted	8,209,035
Conversion price for stock to be converted	$ 10.58	$ 10.58		$ 10.58